Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized	450,000,000	450,000,000
Ordinary shares, issued	49,588,235	11,000,000
Ordinary shares, outstanding	49,588,235	11,000,000
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	1,000,000	1,000,000
Ordinary shares, outstanding	1,000,000	1,000,000